Securities at fair value through other comprehensive income and securities at amortized cost - Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Debt securities at fair value through other comprehensive income
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance		₩ 88,637,000	₩ 83,796,575
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Net increase and decrease	[1]	3,379,210	4,840,425
Ending balance		92,016,210	88,637,000
Debt securities at fair value through other comprehensive income | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance		88,545,051	83,729,377
Transfer (from) to 12-month expected credit loss		3,798	18,873
Transfer (from) to life time expected credit loss		0	(47,209)
Net increase and decrease	[1]	3,406,603	4,844,010
Ending balance		91,955,452	88,545,051
Debt securities at fair value through other comprehensive income | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance		91,949	67,198
Transfer (from) to 12-month expected credit loss		(3,798)	(18,873)
Transfer (from) to life time expected credit loss		0	47,209
Net increase and decrease	[1]	(27,393)	(3,585)
Ending balance		60,758	91,949
Debt securities at amortized cost
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance		35,697,910	33,382,114
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Net increase and decrease	[1]	(2,371,723)	2,315,796
Ending balance		33,326,187	35,697,910
Debt securities at amortized cost | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance		35,690,387	33,371,599
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Net increase and decrease	[1]	(2,367,844)	2,318,788
Ending balance		33,322,543	35,690,387
Debt securities at amortized cost | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance		7,523	10,515
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Net increase and decrease	[1]	(3,879)	(2,992)
Ending balance		₩ 3,644	₩ 7,523

[1]	Included the effects from changes in purchase, disposal, repayment, valuation, changes in foreign exchange rate and amortization of fair value adjustments recognized through business combination accountings and the others.